Principles of Consolidation and Investments in Subsidiaries	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Principles of Consolidation and Investments in Subsidiaries
3. Principles of Consolidation and Investments in Subsidiaries
a. Principles of Consolidation
In the preparation of the consolidated financial statements the investments of one company in another, balances of asset and liability accounts, revenues transactions, costs and expenses were eliminated, as well as the effects of transactions conducted between the companies.
Non-controlling
interests in subsidiaries are presented within consolidated equity and net income.
Consolidation of a subsidiary begins when the parent company obtains direct or indirect control over a company and ceases when the parent company loses control of a company. Income and expenses of a subsidiary acquired are included in the consolidated statement of profit or loss and comprehensive income from the date the parent company gains the control. Income and expenses of a subsidiary, in which the parent company loses control, are included in the consolidated statement of profit or loss and comprehensive income until the date the parent company loses control.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

b. Investments in Subsidiaries
The consolidated financial statements includes the following direct and indirect subsidiaries:

			% interest in the share
			12/31/2019		12/31/2018		12/31/2017
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	0	100	—	100	—
am/pm Comestíveis Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Centro de Conveniências Millennium Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Icorban – Correspondente Bancário Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Ipiranga Trading Limited	Virgin Islands	Ipiranga	0	100	—	100	—	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Iconic Lubrificantes S.A.	Brazil	Ipiranga	0	56	—	56	—	56
Integra Frotas Ltda.	Brazil	Ipiranga	0	100	—	100	—	100
Companhia Ultragaz S.A.	Brazil	Ultragaz	0	99	—	99	—	99
Ultragaz Comercial Ltda.	Brazil	Ultragaz	0	100	—	100	—	100
Nova Paraná Distribuidora de Gás Ltda. (1)	Brazil	Ultragaz	0	100	—	100	—	—
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	0	100	—	100	—	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	0	57	—	57	—	57
LPG International Inc.	Cayman Islands	Ultragaz	0	100	—	100	—	100
Imaven Imóveis Ltda.	Brazil	Others	0	100	—	100	—	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Brazil	Extrafarma	0	100	—	100	—	100
Oxiteno S.A. Indústria e Comércio	Brazil	Oxiteno	100	0	100	—	100	—
Oxiteno Nordeste S.A. Indústria e Comércio (2)	Brazil	Oxiteno	0	0	—	99	—	99
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	0	100	—	100	—	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	0	100	—	100	—	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	0	100	—	100	—	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	0	100	—	100	—	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	0	100	—	100	—	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	0	100	—	100	—	100
Oxiteno USA LLC	United States	Oxiteno	0	100	—	100	—	100
Global Petroleum Products Trading Corp.	Virgin Islands	Oxiteno	0	100	—	100	—	100
Oxiteno Andina, C.A. (3)	Venezuela	Oxiteno	0	0	—	100	—	100
Oxiteno Europe SPRL	Belgium	Oxiteno	0	100	—	100	—	100
Oxiteno Colombia S.A.S	Colombia	Oxiteno	0	100	—	100	—	100
Oxiteno Shanghai LTD.	China	Oxiteno	0	100	—	100	—	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	0	100	—	100	—	100
Ultracargo—Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	0	100	—	100	—
Terminal Químico de Aratu S.A. – Tequimar	Brazil	Ultracargo	0	99	—	99	—	99
TEAS – Terminal Exportador de Álcool de Santos Ltda.	Brazil	Ultracargo	0	100	—	100	—	—
Tequimar Vila do Conde Logística Portuária S.A. (4)	Brazil	Ultracargo	0	100	—	—	—	—
Ultrapar International S.A.	Luxembourg	Others	100	0	100	—	100	—
SERMA—Ass. dos usuários equip. proc. de dados	Brazil	Others	0	100	—	100	—	100
The percentages in the table above are rounded.

(1)	Non operating company in closing phase.
(2)
On April 30, 2019, the shareholders of Oxiteno Nordeste S.A. Indústria e Comércio (“Oxiteno Nordeste”) approved the rescue of all of its preferred shares class “B”, with subsequent cancellation. On December 2, 2019, in order to simplify the corporate structure, the subsidiary Oxiteno Nordeste was incorporated by its parent Oxiteno S.A. Indústria e Comércio (“Oxiteno S.A.”).

(3)	On October 15, 2019, the subsidiary Oxiteno S.A. approved the asset write-offs of Oxiteno Andina C.A. (“Oxiteno Andina”).
(4)	Company incorporated on May 20, 2019 due the concession of the port of Vila do Conde (see Note 35.c).

c. TEAS – Terminal Exportador de Álcool de Santos Ltda. Acquisition
The Company through its subsidiary Terminal Químico de Aratu S.A. – Tequimar (“Tequimar”) acquired 100% of the quotas of TEAS Terminal Exportador de Álcool de Santos Ltda. (“TEAS”). On March 29, 2018, the acquisition was concluded through the closing of the operation. For further details of TEAS business combination, see Note 3.d of financial statements as of and for the year ended December 31, 2018 filed on CVM on February 20, 2019.